27 Right-of-use asset and lease liability (Details 2) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Right of Use Asset And Lease Liability [Abstract]
2021	R$ 22,734
2022	23,251
2023	8,285
2024	9,814
2025	1,252
After 2025	130
Maturity of noncurrent installments	65,466
Embedded interest	(2,435)
Lease Liabilities balance	R$ 63,031